Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 426,988,042.56
Previously Paid Amount	0.00
Total Fee Amount	65,371.87
Total Offset Amount	0.00
Net Fee	65,371.87
Narrative - Max Aggregate Offering Price	$ 426,988,042.56
Final Prospectus	true